Liabilities from financing activities (Tables)	12 Months Ended
Dec. 31, 2023
Liabilities From Financing Activities
Schedule of changes in liabilities arising from financing activities

				2023
						Non-cash transactions			Adjustments to profit
	Opening balance	Net cash flows (used in) from financing activities	Net cash used in operating activities	Offsetting with deposits and others	Acquisition of fixed assets with new contracts and contractual amendments	Transfer of treasury shares	Payment with issue of shares	Exchange rate changes, net	Interest on loans and amortization of goodwill costs	Unrealized derivatives results	Fair value of issuance, transaction costs	Closing balance
Loans and financing	11,984,891	3,074,842	(1,185,966)	(105,294)	(15,643)	-	-	(780,826)	1,880,381	(3,424,254)	(844,542)	10,583,589
Leases	11,206,959	(2,355,457)	(94,429)	(282,244)	448,590	-	-	(708,145)	1,226,101	-	-	9,441,375
Share capital	4,040,397	264	-	-	-	-		-	-	-	-	4,040,661
Shares to issue	-	1,470	-	-	-	-		-	-	-	-	1,470
Treasury shares	(38,910)	-	-	-	-	37,201	-	-	-	-	-	(1,709)
Capital reserves	1,178,568	94,836	-	-	-	(37,201)	8,177	-	-	-	(844,542)	399,838

		2022
				Non-cash transactions				Adjustments to profit
	Opening balance	Net cash flows (used in) from financing activities	Net cash used in operating activities	Acquisition of property, plant & equipment under new agreements and contractual amendment	Write-off of lease or Senior Secured Amortizing Notes	Transfer of treasury shares	Payment with issue of shares	Exchange rate changes, net	Provision for interest and cost amortization	Unrealized derivatives results	Share-based compennsation	Closing balance
Loans and financing	11,900,030	(263,764)	(912,651)	-	1,003,279	-	-	(701,966)	1,092,589	(132,626)	-	11,984,891
Leases	10,762,984	(2,357,341)	(58,357)	2,723,031	(459,480)	-	-	(720,497)	1,316,619	-	-	11,206,959
Share capital	4,039,112	694	-	-	-	-	591	-	-	-	-	4,040,397
Shares to issue	3	588	-	-	-	-	(591)	-	-	-	-	-
Treasury shares	(41,514)	37	-	-	-	2,588	-	-	-	-	-	(38,910)
Capital reserves	208,711	946,261	-	-	-	(2,588)	-	-	-	-	26,184	1,178,568

	2021
				Non-Cash Transactions				Adjustments to profit .
	Opening balance	Net cash flows (used in) from financing activities	Net cash used in operating activities	Acquisition of property, plant & equipment under new agreements and contractual amendment	Transaction with non-controlling shareholders, shares to be issued and sale/transfer of treasury shares	Amortization with related assets	Distribution of interim dividends	Exchange rate changes, net	Provision for interest and cost amortization	Unrealized derivatives results	Closing balance
Loans and financing	9,976,966	1,359,595	(704,409)	-	-	(198,270)	-	756,861	896,091	(186,804)	11,900,030
Leases	7,584,192	(1,449,285)	16,652	3,255,646	-	(41,973)	-	517,126	880,626	-	10,762,984
Dividends and interest on shaholders’ equity to pay (1)	23,139	(260,131)	-	-	-	-	236,992	-	-	-	-
Share capital	3,009,436	420,734	-	-	608,942	-	-	-	-	-	4,039,112
Shares to issue	1,180	926	-	-	(2,103)	-	-	-	-	-	3
Treasury shares	(62,215)	588	-	-	20,113	-	-	-	-	-	(41,514)
Capital reserves	207,246	(744,450)	21,578	-	724,337	-	-	-	-	-	208,711

(1)	The amount is recorded in the Other liabilities group, in current liabilities.